Cost Of Sales And Operating Expenses	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cost of sales and Operating Expenses

5. Cost of sales and Operating Expenses
Cost of sales
Cost of sales includes direct costs related to ground stations, cloud and infrastructure costs, and digital image processing. During the year ended December 31, 2021, the Group began to recognize cost of sales primarily related to a single customer with a commercial space technology company.
Administrative expenses

	Year Ending December 31,
	2021	2020	2019
Administrative expenses
Professional fees related to merger transaction (1)	$(16,263)	$—	$—
Professional fees	(5,439)	(1,684)	(669)
Share-based compensation	(5,355)	(1,371)	(330)
Salaries, wages, and other benefits	(4,432)	(3,377)	(1,763)
Allowance for doubtful accounts (2)	(1,794)	—	—
Other administrative expenses	(3,366)	(1,695)	(1,562)

Total	$(36,649)	$(8,127)	$(4,324)

(1)	Refer to Note 20 (Subsequent Events) for further details on the merger transaction.
(2)	The Group has recognized an allowance for doubtful accounts only in the year ended December 31, 2021 and for an amount of $1,794 thousand.
Research and development

	Year Ending December 31,
	2021	2020	2019
Research and development
Salaries, wages, and other benefits	$(6,296)	$(4,413)	$(4,676)
Share-based compensation	(1,968)	(471)	(597)
Professional fees	(91)	(489)	(543)
Other research and development expenses	(1,285)	(506)	(556)

Total	$(9,640)	$(5,879)	$(6,372)

Other operating expenses, net

	Year Ending December 31,
	2021	2020	2019
Other operating expenses, net
Salaries, wages, and other benefits	$(6,800)	$(3,040)	$(3,165)
Share based compensation expenses	(3,639)	(142)	(33)
Professional fees	(1,310)	(684)	(714)
Other operating income and expenses	(2,253)	(1,609)	(1,851)

Total	$(14,002)	$(5,475)	$(5,763)